3. Loans, Allowance for Loan Losses and Credit Quality (Details 6)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Number of Contracts modified as TDRs	10	19
Pre-Modification Outstanding Recorded Investment	$ 635,237	$ 2,127,411
Post- Modification Outstanding Recorded Investment	$ 663,007	$ 2,245,480
Commercial and industrial
Number of Contracts modified as TDRs		2
Pre-Modification Outstanding Recorded Investment		$ 199,134
Post- Modification Outstanding Recorded Investment		$ 204,142
Commercial Real Estate
Number of Contracts modified as TDRs		3
Pre-Modification Outstanding Recorded Investment		$ 581,431
Post- Modification Outstanding Recorded Investment		$ 616,438
Residential real estate - 1st lien
Number of Contracts modified as TDRs	8	12
Pre-Modification Outstanding Recorded Investment	$ 572,418	$ 1,229,100
Post- Modification Outstanding Recorded Investment	$ 598,030	$ 1,303,228
Residential Real Estate Jr Lien
Number of Contracts modified as TDRs	2	2
Pre-Modification Outstanding Recorded Investment	$ 62,819	$ 117,746
Post- Modification Outstanding Recorded Investment	$ 64,977	$ 121,672